Acquisitions and Disposals - Schedule of Breakdown of Assets and Liabilities Attributed to Discontinued Operations (Detail) (CAH and WHT [Member]) In Thousands, unless otherwise specified	Dec. 18, 2014 USD ($)	Dec. 18, 2014 CNY
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Current assets	$ 19,708	122,280
Property, plant and equipment, net	100,068	620,883
Goodwill	47,204	292,885
Acquired Intangible assets, net	4,663	28,929
Prepaid land lease payments	13,710	85,061
Indemnification assets, non-current portion	9,593	59,518
Loan to a non-controlling shareholder	11,702	72,609
Other non-current assets	6,552	40,651
Current liabilities	(78,002)	(483,969)
Non-current liabilities	(28,211)	(175,041)
Non-controlling interests	(49,056)	(304,370)
Net assets disposed	$ 57,931	359,436